Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Property, plant and equipment
Property, plant and equipment
11.	Property, plant and equipment

		Machinery
	Land and	and	Construction-
	Buildings	Equipment	in-progress	2024	2023
	$	$	$	$	$
Cost– Beginning of year	31,617	88,558	11,399	131,574	131,909
Additions	543	2,972	4,588	8,103	18,092
Assets classified as held for sale and other disposals(i)	(550)	(6,576)	—	(7,126)	(7,915)
Impairment	—	(2,848)	(514)	(3,362)	(11,490)
Other	—	—	—	—	(1,647)
Transfers	—	124	(124)	—	—
Currency translation adjustments	1,028	(1,005)	176	199	2,625
Cost – End of year	32,638	81,225	15,525	129,388	131,574

Accumulated depreciation – Beginning of year	7,596	26,693	—	34,289	20,213
Depreciation	3,640	9,994	—	13,634	15,119
Assets classified as held for sale and other disposals(i)	(438)	(4,929)	—	(5,367)	(1,643)
Other	—	—	—	—	(91)
Currency translation adjustments	303	(594)	—	(291)	691
Accumulated depreciation – End of year	11,101	31,164	—	42,265	34,289

Cost	32,638	81,225	15,525	129,388	131,574
Accumulated depreciation	(11,101)	(31,164)	—	(42,265)	(34,289)
Net book value	21,537	50,061	15,525	87,123	97,285

(i)	In 2023, the Company’s directors approved the sale of certain equipment located at Tintic for a total of $6.7 million. As at December 31, 2024, an amount of $0.4 million remained classified as Assets classified as held for sale in the consolidated statements of financial position for equipment sold in January 2025.

Machinery and Equipment includes right-of-use assets with a net carrying value of $2.5 million as at December 31, 2024 ($3.1 million as at December 31, 2023).